Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of allocated share-based compensation expense
The following table presents our aggregate stock-based compensation expense by type of costs and expenses per the Consolidated Statements of Income (in millions):

	Year Ended December 31,
	2013	2014	2015
Cost of revenues	$469	$535	$806
Research and development	1,641	2,200	2,687
Sales and marketing	552	715	899
General and administrative	465	725	861
Discontinued operations	216	104	0
Total stock-based compensation expense	$3,343	$4,279	$5,253

Schedule of stock option activity
The following table summarizes the activities for our options for the year ended December 31, 2015:

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)(1)
Balance as of December 31, 2014	7,240,419	$215.56
Granted	0	N/A
Exercised	(2,072,550)	$189.64
Forfeited/canceled	(268,886)	$310.47
Balance as of December 31, 2015	4,898,983	$221.31	3.7	$2,682
Exercisable as of December 31, 2015	4,462,847	$212.02	3.4	$2,484
Exercisable as of December 31, 2015 and expected to vest thereafter (2)	4,846,996	$220.29	3.6	$2,658

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock prices of $778.01 and $758.88 of our Class A common stock and Class C capital stock, respectively, on December 31, 2015.

(2)	Options expected to vest reflect an estimated forfeiture rate.

Schedule of restricted stock activity
The following table summarizes the activities for our unvested RSUs for the year ended December 31, 2015:

	Unvested Restricted Stock Units
	Number of Shares	Weighted- Average Grant-Date Fair Value
Unvested as of December 31, 2014	24,619,549	$487.80
Granted	14,415,740	$546.46
Vested	(11,182,606)	$442.01
Forfeited/canceled	(2,111,497)	$481.37
Unvested as of December 31, 2015	25,741,186	$531.74
Expected to vest after December 31, 2015 (1)	22,672,837	$531.74

(1)	RSUs expected to vest reflect an estimated forfeiture rate.